The Transactions	12 Months Ended
Dec. 31, 2020
The Transactions
The Transactions

4.   The Transactions

As discussed in Note 1 General Information and Business, on October 8, 2020, the Company consummated the Transactions. Upon the consummation of the Transactions: (i) First Merger Sub was merged with and into Polaris with Polaris being the surviving company in the merger and (ii) immediately following the First Merger and as part of the same overall transaction as the First Merger, Polaris was merged with and into Second Merger Sub, with Second Merger Sub surviving the merger as a wholly owned subsidiary of the Company. In connection with the consummation of the Transactions:

•	$1,521.0 million in cash was paid to Holdings on behalf of Holdings’ equity holders as the closing cash consideration;
•	the Company issued 415,700,000 shares of its Class A common stock as closing share consideration;
•

holders of 8,693,855 shares of the Company’s Class A common stock sold in its Initial Public Offering properly exercised their right to have such shares redeemed for a full pro rata portion of the Trust Account holding the proceeds from the Company’s Initial Public Offering, calculated as of two business days prior to the consummation of the Transactions, or approximately $10.03 per share and $87.2 million in the aggregate;

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the Company issued and sold to investors in a private placement, (x) 130,000,000 shares of the Company’s Class A common stock at a purchase price of $10.00 per share for aggregate proceeds of $1,300.0 million, (y) warrants to purchase 6,500,000 shares of the Company’s Class A common stock and (z) an additional 2,050,000 shares of the Company’s Class A common stock in lieu of an original issue discount;

•

the Company issued and sold to investors in a private placement $1,300.0 million in aggregate principal amount of Senior Convertible PIK Notes, with an original issue discount of $32.5 million, for aggregate proceeds of $1,267.5 million;

•	the Senior PIK Notes were redeemed in full for a total redemption price of $1,237.6 million (which includes accrued interest through October 7, 2020);
•	all of the Company’s 27,500,000 outstanding shares of Class B common stock were converted into shares of the Company’s Class A common stock on a one-for-one basis;
•	the Company paid KG a transaction fee of $15.0 million and a placement fee of $15.5 million, all of which was paid in cash; and
•	The Sponsor elected to convert the full balance of the unsecured promissory note issued by the Company, in the principal amount of $1.5 million, into 1,500,000 Working Capital Warrants.

The consummation of the Transactions constituted a definitive Liquidity Event under the agreements governing the Unit awards and as a result all unvested Units vested on October 7, 2020, as more fully described in Note 15 Stock-Based Compensation. Polaris recorded these awards within shareholders’ equity as an equity contribution from Holdings based on the fair value of the outstanding Units at each reporting period. The settlement of these awards was made in a combination of cash and shares of the Company’s  Class A common stock and was included in the aggregate consideration paid to Polaris Owners.

After giving effect to the Transactions and the redemption of public shares as described above, there were 664,152,068 shares of the Company’s  Class A common stock issued and 655,057,192 shares of the Company’s  Class A common stock outstanding, excluding (i) the 9,094,876 shares purchased by a subsidiary of MultiPlan in August 2020, which shares are held by the Company as treasury shares and (ii) the 12,404,080 founder shares that unvested in connection with the Transactions as more fully described in Note 10 Private Placement Warrants and Unvested Founder Shares. The shares, options and net loss per share available to holders of the Company’s common stock, prior to the Transactions, have been retroactively restated as shares reflecting the exchange ratio established in the Transactions.

In connection with the Transactions, the Company has incurred transaction costs. The transaction costs directly attributable to the Transactions represent $113.1 million and have been recorded as a reduction to additional paid in capital in the accompanying consolidated balance sheets. The transaction costs considered incremental have been expensed as incurred and these amounts, $28.7 million for the year ended December 31, 2020 are included in general and administrative expenses in the accompanying consolidated statements of (loss) income and comprehensive (loss) income.

Remaining funds held on the Closing Date in the Trust Account of $792.7 million were released to be used for working capital and general corporate purposes.